FINANCIAL INSTRUMENTS - RISK MANAGEMENT (Tables)	6 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of financial assets by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial asset	12/31/2024	06/30/2024	12/31/2024	06/30/2024
Cash and cash equivalents	15,119,853	44,473,270	14,056,888	—
Other financial assets	817,544	634,553	2,018,893	11,695,528
Trade receivables	226,458,428	207,320,974	—	—
Other receivables (*)	13,426,411	18,647,862	6,789,863	—
Total	255,822,236	271,076,659	22,865,644	11,695,528
(*)	Advances expenses and tax balances are not included.

Schedule financial liabilities by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial liability	12/31/2024	06/30/2024	12/31/2024	06/30/2024
Trade and other payables	137,380,715	156,742,677	6,645,423	11,989,792
Borrowings	186,105,601	178,852,080	—	—
Secured notes	83,400,171	80,809,686	—	—
Lease liability	16,138,012	11,284,137	—	—
Consideration for acquisition	3,966,922	4,202,401	1,477,485	2,724,114
Total	426,991,421	431,890,981	8,122,908	14,713,906

Schedule of fair value by hierarchy

Measurement at fair value at 12/31/2024	Level 1	Level 2	Level 3

Financial assets at fair value
Mutual funds	48,520	—	—
Moolec Science S.A. shares	1,113,000	—	—
Other investments	857,373	—	—
Other receivables - Joint ventures and associates	—	6,789,863	—
Financial liability at fair value
Trade and other payables	—	6,645,423	—
Consideration for acquisition	1,477,485	—	—

Measurement at fair value at 06/30/2024	Level 1	Level 2	Level 3

Financial assets at fair value
Mutual funds	6,658,805	—	—
US Treasury bills	1,993,668	—	—
Moolec Science S.A. shares	1,530,375	—	—
Other investments	1,512,680	—	—
Financial liability at fair value
Trade and other payables	—	11,989,792	—
Consideration for acquisition	2,724,114	—	—

Schedule of net exposure

Net foreign currency position	12/31/2024
Amount expressed in US$	619,984